Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share price	$ 0.29	$ 0.39
Dividend yield	0.00%	0.00%
Expected volatility	42.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.96%	3.82%
Expected volatility		47.00%
Remaining term (in years)	1 year	1 year 6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.05%	4.13%
Expected volatility		49.00%
Remaining term (in years)	1 year 10 months 24 days	2 years 4 months 24 days